Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income (Loss) per Share [Abstract]
Schedule of Basic and Diluted net Income (loss) Per Common Share	The following table summarizes the calculation of basic and diluted net income (loss) per common share (in thousands, except per share data):
	Year Ended December 31,
	2023	2022	2021
Net income (loss)	$(58,990)	$(57,429)	$36,262

Basic earnings per share
Basic weighted average shares outstanding	378,557	373,067	366,651
Basic earnings (loss) per share	$(0.16)	$(0.15)	$0.10

Diluted earnings per share
Basic weighted average shares outstanding	378,557	373,067	366,651
Dilutive effect of stock options	—	—	65,599
Diluted weighted average shares outstanding	378,557	373,067	432,250
Diluted earnings (loss) per share	$(0.16)	$(0.15)	$0.08

Schedule of Diluted Net Loss Per Share	The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):
	Year Ended December 31,
	2023	2022	2021
Stock options	25,972	51,845	54
Restricted stock units	5,971	7,084	7,041
Warrants	125	125	125